Note 18 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant&	Total
Balance at January 1, 2022	14,435	543	73,914	35,476	64,319	1,342	3,169	1,940	195,138
Additions*	–	–	–	31,711	3,049	243	147	12,198	47,348
Impairments@	–	–	(8,518)	–	(998)	–	–	–	(9,516)
Reallocations between asset classes	759	–	15,886	(20,734)	4,089	–	–	–	–
Acquisition of Bilboes oxide assets (Tribute) (note 5)	–	–	872	–	–	–	–	–	872
Foreign exchange movement	–	(18)	–	–	26	(22)	(2)	–	(16)
Balance at December 31, 2022	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826

Balance at January 1, 2023	15,194	525	82,154	46,453	70,485	1,563	3,314	14,138	233,826
Additions*	–	–	–	28,276	538	335	294	163	29,606
Impairments~	–	–	(872)	–	(36)	–	–	–	(908)
Disposals	–	–	–	–	(33)	–	–	–	(33)
Reallocations between asset classes	1,492	–	37,116	(39,099)	491	–	–	–	–
Reallocate to assets held for sale	–	–	–	–	–	–	–	(14,301)	(14,301)
Foreign exchange movement	–	(24)	–	(2)	–	(37)	(3)	–	(66)
Balance at December 31, 2023	16,686	501	118,398	35,628	71,445	1,861	3,605	–	248,124
Accumulated depreciation and Impairment losses	Land and Buildings	Right of use assets	Mine development, infrastructure and other	Assets under construction and decommissioning assets	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2022	7,335	97	8,910	600	25,505	958	2,631	–	46,036
Depreciation for the year	1,015	137	3,990	93	4,527	163	216	–	10,141
Accumulated depreciation - impairments	–	–	(532)	–	(775)	–	–	–	(1,307)
Foreign exchange movement	–	(4)	–	–	–	(21)	(2)	–	(27)
Balance at December 31, 2022	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843

Balance at January 1, 2023	8,350	230	12,368	693	29,257	1,100	2,845	–	54,843
Depreciation for the year	1,012	124	5,459	93	6,573	185	258	782	14,486
Accumulated depreciation for assets reallocated to assets held for sale	–	–	–	–	–	–	–	(782)	(782)
Accumulated depreciation - impairments	–	–	(21)	–	(10)	–	–	–	(31)
Foreign exchange movement	–	(9)	–	–	–	(30)	(2)	–	(41)
Balance at December 31, 2023	9,362	345	17,806	786	35,820	1,255	3,101	–	68,475

Carrying amounts
At December 31, 2022	6,844	295	69,786	45,760	41,228	463	469	14,138	178,983
At December 31, 2023	7,324	156	100,592	34,842	35,625	606	504	–	179,649

Disclosure of depreciation of property, plant, and equipment [text block]
Increase in depreciation expense from April 1, 2023 to December 31, 2023
Mine, development, infrastructure and other	856
Plant and equipment	1,302
2,158

Disclosure of non-cash items excluded from acquisition of property, plant and equipment [text block]
	2023	2022

Net property, plant and equipment included in prepayments	329	(4,445)
Net property, plant and equipment included in trade and other payables	583	(1,876)
Bilboes oxide project payable (note 29)	–	(872)
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 18)	(1,962)	468
	(1,050)	(6,725)